Note 17 - Income Taxes - 10Q (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Note 17 - Income Taxes - 10Q (Details) [Line Items]
Income Tax Expense (Benefit)	$ 60,000	$ 0	$ 0
Operating Loss Carryforwards		34,600,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		546,000	1,400,000
vFinance Investments [Member]
Note 17 - Income Taxes - 10Q (Details) [Line Items]
Operating Loss Carryforwards		$ 12,000,000